Fair Value Measurement - Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3 (Details) - Level 3 of fair value hierarchy [Member] $ in Thousands	12 Months Ended
Jan. 31, 2019 NZD ($)
Statement Line Items [Line Items]
Balance at 31 January 2018	$ 1,110
Conversion	(1,110)
Balance at 31 January 2019